Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 18, 2024	Apr. 30, 2023	Dec. 31, 2023
Subsequent Events
Proceeds from issuance of Ordinary Shares in connection with April 2023 Private Placement, net of $4.2 million of transaction costs		$ 75,800	$ 59,724
Subsequent Events | April 2024 Investor Agreements | Private Placement
Subsequent Events
Proceeds from issuance of Ordinary Shares in connection with April 2023 Private Placement, net of $4.2 million of transaction costs	$ 108,300
Exercise price of warrants	$ 0.001
Subsequent Events | April 2024 Investor Agreements | Class A Ordinary Shares | Private Placement
Subsequent Events
Number of warrants issued	18,732,301
Price per share	$ 0.0001
Warrants Issued	16,102,348
Price per warrant	$ 3.108
Subsequent Events | April 2024 Investor Agreements | Shares issuable upon exercise of the Warrants to purchase Class A Ordinary Shares
Subsequent Events
Price per warrant	$ 3.107
Subsequent Events | April 2024 Investor Agreements | Shares issuable upon exercise of the Warrants to purchase Class A Ordinary Shares | Private Placement
Subsequent Events
Number of warrants issued	18,732,301
Subsequent Events | April 2024 Private Placement | Private Placement
Subsequent Events
Proceeds from issuance of Ordinary Shares in connection with April 2023 Private Placement, net of $4.2 million of transaction costs	$ 4,200
Subsequent Events | April 2024 Private Placement | Private Placement | Officers, Director And Affiliates
Subsequent Events
Proceeds from issuance of Ordinary Shares in connection with April 2023 Private Placement, net of $4.2 million of transaction costs	$ 112,500
Subsequent Events | April 2024 Private Placement | Class A Ordinary Shares | Private Placement | Officers, Director And Affiliates
Subsequent Events
Number of warrants issued	1,357,827
Price per share	$ 0.0001
Price per warrant	$ 3.13